Financial instruments - Fair values and risk management - Remaining contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 146	$ 0
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,196,112	2,076,144
Derivative financial liabilities, undiscounted cash flows	(9)	9
Liquidity risk | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	837,126	1,819,230
Liquidity risk | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	214,641	154,292
Liquidity risk | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	37,732	29,745
Liquidity risk | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	106,613	72,878
Liquidity risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	(9)	9
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	456,805	448,144
Derivative financial liabilities, undiscounted cash flows	(876)	(1,359)
Liquidity risk | Less than 1 year | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	217,328	278,311
Liquidity risk | Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	99,058	73,330
Liquidity risk | Less than 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	33,806	23,624
Liquidity risk | Less than 1 year | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	106,613	72,878
Liquidity risk | Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	(876)	(1,359)
Liquidity risk | Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	631,694	1,436,426
Derivative financial liabilities, undiscounted cash flows	797	1,152
Liquidity risk | Between 1 and 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	587,681	1,349,384
Liquidity risk | Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	40,363	80,962
Liquidity risk | Between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,651	6,080
Liquidity risk | Between 1 and 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	797	1,152
Liquidity risk | More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	107,613	191,575
Derivative financial liabilities, undiscounted cash flows	70	216
Liquidity risk | More than five years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	32,117	191,534
Liquidity risk | More than five years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	75,220	0
Liquidity risk | More than five years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	276	41
Liquidity risk | More than five years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | More than five years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	70	216
Liquidity risk | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,037,326	1,769,158
Derivative financial liabilities	146	404
Liquidity risk | Other financial liabilities | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	730,311	1,530,739
Liquidity risk | Other financial liabilities | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	163,546	136,862
Liquidity risk | Other financial liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	36,856	28,679
Liquidity risk | Other financial liabilities | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	106,613	72,878
Liquidity risk | Other financial liabilities | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 146	$ 404